     As filed with the Securities and Exchange Commission on February 15, 2005
                                                              File No. 333-07471
                                                                       811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   21                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

         Amendment No.   58                                                  [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT VL I
                           (Exact Name of Registrant)

                   Hartford Life and Annuity Insurance Company
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     ___ on ____________ pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _X_ on May 2, 2005 pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
TELEPHONE: (800) 231-5453                                    [The Hartford LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Stag Accumulator II Variable Universal Life insurance policy. Please read it carefully.

Stag Accumulator II Variable Universal Life is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:

X Flexible premium, because you may add payments to your policy after the first payment.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.
--------------------------------------------------------------------------------

The following Sub-Accounts are available under the policy:

                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
AIM V.I. Mid Cap Core Equity Fund Sub-Account         Series I of the AIM V.I. Mid Cap Core Equity Fund of
                                                      the A I M Variable Insurance Funds
AIM V.I. Premier Equity Fund Sub-Account              Series I of the AIM V.I. Premier Equity Fund of the
                                                      A I M Variable Insurance Funds
American Funds Asset Allocation Fund Sub-Account      Class 2 of the Asset Allocation Fund of American
                                                      Funds Insurance Series
American Funds Blue Chip Income and Growth Fund Sub-  Class 2 of the Blue Chip Income and Growth Fund of
Account                                               American Funds Insurance Series
American Funds Bond Fund Sub-Account                  Class 2 of the Bond Fund of American Funds Insurance
                                                      Series
American Funds Global Growth Fund Sub-Account         Class 2 of the Global Growth Fund of American Funds
                                                      Insurance Series
American Funds Global Small Capitalization Fund       Class 2 of the Global Small Capitalization Fund of
Sub-Account                                           American Funds Insurance Series
American Funds Growth Fund Sub-Account                Class 2 of the Growth Fund of American Funds
                                                      Insurance Series
American Funds Growth-Income Fund Sub-Account         Class 2 of the Growth-Income Fund of American Funds
                                                      Insurance Series
American Funds International Fund Sub-Account         Class 2 of the International Fund of American Funds
                                                      Insurance Series
American Funds New World Fund Sub-Account             Class 2 of the New World Fund of American Funds
                                                      Insurance Series
Franklin Small Cap Value Securities Fund Sub-Account  Class 2 of the Franklin Small Cap Value Securities
                                                      Fund of the Franklin Templeton Variable Insurance
                                                      Products Trust
Hartford Advisers HLS Fund Sub-Account                Class IA of Hartford Advisers HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford Bond HLS Fund Sub-Account                    Class IA of Hartford Bond HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford Capital Appreciation HLS Fund Sub-Account    Class IA of Hartford Capital Appreciation HLS Fund
                                                      of Hartford Series Fund, Inc.
Hartford Disciplined Equity HLS Fund Sub-Account      Class IA of Hartford Disciplined Equity HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Dividend and Growth HLS Fund Sub-Account     Class IA of Hartford Dividend and Growth HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Growth Opportunities HLS Fund Sub-Account    Class IA of Hartford Growth Opportunities HLS Fund
                                                      of Hartford Series Fund II, Inc.

                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Hartford Index HLS Fund Sub-Account                   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Opportunities HLS Fund         Class IA of Hartford International Opportunities HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford International Small Company HLS Fund         Class IA of Hartford International Small Company HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford MidCap Value HLS Fund Sub-Account            Class IA of Hartford MidCap Value HLS Fund of
                                                      Hartford Series Fund II, Inc.
Hartford Money Market HLS Fund Sub-Account            Class IA of Hartford Money Market HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Mortgage Securities HLS Fund Sub-Account     Class IA of Hartford Mortgage Securities HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Small Company HLS Fund Sub-Account           Class IA of Hartford Small Company HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Stock HLS Fund Sub-Account                   Class IA shares of Hartford Stock HLS Fund of
                                                      Hartford HLS Series Fund, Inc.
Hartford Value Opportunities HLS Fund Sub-Account     Class IA shares of Hartford Value Opportunities HLS
                                                      Fund of Hartford Series Fund II, Inc.
MFS New Discovery Series Sub-Account                  Initial Class of the MFS-Registered Trademark- New
                                                      Discovery Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
MFS Total Return Series Sub-Account                   Initial Class of the MFS-Registered Trademark- Total
                                                      Return Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
Mutual Shares Securities Fund Sub-Account             Class 2 of the Mutual Shares Securities Fund of the
                                                      Franklin Templeton Variable Insurance Products Trust
Putnam VT Capital Opportunities Sub-Account           Class IB of Putnam VT Capital Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT Equity Income Sub-Account                   Class IB of Putnam VT Equity Income Fund of Putnam
                                                      Variable Trust
Putnam VT Global Equity Sub-Account                   Class IB of Putnam VT Global Equity Fund of Putnam
                                                      Variable Trust
Putnam VT Growth and Income Sub-Account               Class IB of Putnam VT Growth and Income Fund of
                                                      Putnam Variable Trust
Putnam VT High Yield Sub-Account                      Class IB of Putnam VT High Yield Fund of Putnam
                                                      Variable Trust
Putnam VT Income Sub-Account                          Class IB of Putnam VT Income Fund of Putnam Variable
                                                      Trust
Putnam VT International Equity Sub-Account            Class IB of Putnam VT International Equity Fund of
                                                      Putnam Variable Trust
Putnam VT New Opportunities Sub-Account               Class IB of Putnam VT New Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT Voyager Sub-Account                         Class IB of Putnam VT Voyager Fund of Putnam
                                                      Variable Trust
Fidelity VIP Equity-Income Portfolio Sub-Account      Initial Class of Fidelity VIP Equity-Income
                                                      Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

-  a bank deposit or obligation;

-  federally insured; or

-  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2005

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     8
----------------------------------------------------------------------
  Separate Account VL I                                           8
----------------------------------------------------------------------
  The Funds                                                       8
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           11
----------------------------------------------------------------------
YOUR POLICY                                                      13
----------------------------------------------------------------------
PREMIUMS                                                         20
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 21
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              23
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          24
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       25
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                29
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        30
----------------------------------------------------------------------
APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG
  VARIABLE LIFE ARTISAN                                          31
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              46
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

    - the Account Value on the date we receive due proof of the insured's death; or

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 40 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."


RIGHT TO EXCHANGE YOUR POLICY -- In certain states, during the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable life insurance policy offered by us on the life of the insured.


SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse, and are subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Federal Tax Considerations." There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Front-end sales load             When you pay premium.                 MAXIMUM CHARGE
                                                                       5.75% of premium. In Oregon, the
                                                                       maximum is 7.75%.
Tax Charge on Premium Payments   When you pay premium.                 A percent of premium which varies
                                                                       by your state and municipality of
                                                                       residence. The range of premium tax
                                                                       charge is generally between 0% and
                                                                       4%.
                                                                       This rate will change if your state
                                                                       or municipality changes its premium
                                                                       tax charges. It may change if you
                                                                       change your state or municipality
                                                                       of residence.
Surrender Charge (1)             If you surrender your policy:         MINIMUM CHARGE
                                 -  During the first 9 policy years;   $3.00 per $1,000 of initial Face
                                 -  Within 9 years an unscheduled      Amount for a 1 year-old female.
                                 increase in your Face Amount; or      MAXIMUM CHARGE
                                 -  Within 9 years of an increase in   $45.00 per $1,000 of initial Face
                                 your Face Amount under the Cost of    Amount for an 85-year-old male
                                 Living Adjustment Rider, if           smoker.
                                 elected.                              CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $23.00 per $1,000 of initial Face
                                                                       Amount for a 50-year-old male
                                                                       preferred non-smoker.
Transfer Fees                    When you make a transfer after the    $25 per transfer.*
                                 first transfer in any month.
Withdrawal Charge                When you take a withdrawal.           $10 per withdrawal.*
Policy Continuation Rider        If you elect this rider, the charge   7% of Account Value
                                 is deducted when you exercise the
                                 rider benefit.


*   Not currently being deducted.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES



            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Cost of Insurance Charges (1)    Monthly.                              MINIMUM CHARGE
                                                                       $0.14 per $1,000 of the net amount
                                                                       at risk for a 25 year-old female
                                                                       preferred non-smoker in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       $158.00 per $1,000 of the net
                                                                       amount at risk for an 85-year-old
                                                                       male smoker in the first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.49 per $1,000 of the net amount
                                                                       at risk for a 50-year-old male
                                                                       smoker in the first year.
Mortality and Expense Risk       Monthly.                              0.65% of Account Value per year.
Charge (2)
Administrative Charge            Monthly.                              $10 per month.
Monthly per $1,000 Charge (1)    Monthly.                              MINIMUM CHARGE
                                                                       $2.00 per $1,000 of initial Face
                                                                       Amount (deducted on a monthly bases
                                                                       at a rate of $0.1667 per month)
                                                                       during the first year for all ages.
                                                                       MAXIMUM CHARGE
                                                                       $24.00 per $1,000 of initial Face
                                                                       Amount (deducted on a monthly bases
                                                                       at a rate of $2.00 per month)
                                                                       during the first year for all ages
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $5.42 per $1,000 of initial Face
                                                                       Amount (deducted on a monthly bases
                                                                       at a rate of $0.4517 per month)
                                                                       during the first year for a
                                                                       50-year-old preferred non-nicotine
                                                                       user
Loan Interest Rate               Monthly if you have taken a loan on   5% annually
                                 your policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1-10 is equal to 0.65% per year. For policy years 11 and later it is equal to 0.40% per year.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Deduction Amount Waiver          Monthly.                              MINIMUM CHARGE
Rider (1)                                                              6.9% of the monthly deduction
                                                                       amount for a 10-year-old male in
                                                                       the first year.
                                                                       MAXIMUM CHARGE
                                                                       33.3% of the monthly deduction
                                                                       amount for a 55-year-old female in
                                                                       the first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       12.6% of the monthly deduction
                                                                       amount for a 50-year-old male in
                                                                       the first year.
Waiver of Specified Amount       Monthly.                              MINIMUM CHARGE
Disability Benefit Rider (1)                                           $0.04 per $1 of specified amount
                                                                       for a 20-year-old male in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       $0.199 per $1 of specified amount
                                                                       for a 59-year-old female in the
                                                                       first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.066 per $1 of specified amount
                                                                       for a 50-year-old male in the first
                                                                       year.
Accidental Death Benefit         Monthly.                              MINIMUM CHARGE
Rider (1)                                                              $0.083 per $1,000 of the net amount
                                                                       at risk for a 10-year-old in the
                                                                       first year.
                                                                       MAXIMUM CHARGE
                                                                       $0.18 per $1,000 of the net amount
                                                                       at risk for a 60-year-old in the
                                                                       first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.128 per $1,000 of the net amount
                                                                       at risk for a 50-year-old in the
                                                                       first year.
Term Insurance Rider (1)         Monthly.                              MINIMUM CHARGE
                                                                       $0.14 per $1,000 of the net amount
                                                                       at risk for a 22-year-old female
                                                                       preferred non-smoker in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       $179.44 per $1,000 of the net
                                                                       amount at risk for an 85-year-old
                                                                       male smoker in the first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $1.17 per $1,000 of the net amount
                                                                       at risk for a 50-year-old male
                                                                       preferred non-smoker in the first
                                                                       year.
Enhanced No Lapse Guarantee      Monthly.                              MINIMUM CHARGE
Rider (1)                                                              $0.01 per $1,000 of Face Amount for
                                                                       a 1-year-old.
                                                                       MAXIMUM CHARGE
                                                                       $0.10 per $1,000 of Face Amount for
                                                                       an 80-year-old.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.04 per $1,000 of Face Amount for
                                                                       a 50-year-old.
Lifetime No Lapse                Monthly.                              MINIMUM CHARGE
Guarantee Rider (1)                                                    $0.01 per $1,000 of Face Amount for
                                                                       a 1-year-old.
                                                                       MAXIMUM CHARGE
                                                                       $0.06 per $1,000 of Face Amount for
                                                                       an 80-year-old.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.01 per $1,000 of Face Amount for
                                                                       a 50-year-old.
Child Insurance Rider            Monthly                               The fee is $6.00 per $1,000 of
                                                                       coverage.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


The table below shows the minimum and maximum fees and expenses charged by any of the Funds. Actual fees and expenses for the underlying Funds vary daily. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.44%      2.21%
---------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             7/17/03       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                      12/01/03      AA     Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   1/09/04      AA     Financial strength
------------------------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

SEPARATE ACCOUNT VL I

The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying prospectuses for the Funds, and the Funds' Statements of Additional Information, which may be ordered from us. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

The investment goals of each of the Funds are as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------
other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars, (b) are either investment-grade or below investment-grade (junk bonds) and (c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index.

INVESTMENT ADVISORS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------
portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Equity-Income Portfolio.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 3.75%. We reserve the right to charge a maximum of 5.75%. In Oregon, the current sales load is 5.75%. The maximum sales load in Oregon is 7.75%.

TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the monthly per $1,000 charge;

- the mortality and expense risk charge;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the amount at risk; divided by

- $1,000

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy. The maximum rates that can be charged are on the policy specification pages of the contract. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 1980 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Unismoke Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $7.50 per month. The maximum monthly administrative charge is $10 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge on each Monthly Activity Date from your Account Value. During the first 10 years, the current and maximum mortality and expense risk charge is 1/12 of 0.65% of your Account Value in the Sub-Accounts. During years 11 to 20, the current rate is 1/12 of 0.20% and the maximum rate is 1/12 of 0.40% of your Account Value in the Sub-Accounts. After the 20th year there is no charge.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- We deduct a charge from your Account Value called the "Monthly Per $1,000 Charge" on each Monthly Activity Date. The charge is assessed based on your initial Face Amount and certain subsequent increases in your Face Amount. The charge is deducted for a period of:

- 5 years after you purchase your policy; and

- 5 years after an unscheduled increase in your Face Amount, and each increase under the Cost of Living Adjustment Rider, if elected.

The total Monthly Per $1,000 Charge is equal to:

- the applicable Monthly Per $1,000 rates; multiplied by

- the applicable Face Amounts; divided by

- $1,000.

The Monthly Per $1,000 Charge is individualized based on the insured's initial Face Amount, issue age or age at time of increase, sex and insurance class. The charge is on page 3A of the policy. The Monthly Per $1,000 Charge compensates us for expenses incurred in issuing, distributing, and administering the policies.

SURRENDER CHARGE -- Surrender charges will be deducted from your Account Value if you surrender your policy:

- During the first 9 policy years;

- Within 9 years an unscheduled increase in your Face Amount; or

- Within 9 years of an increase in your Face Amount under the Cost of Living Adjustment Rider, if elected.


Surrender Charges are not deducted during the first three policy years if you add the Modification of Cash Surrender Value Endorsement at the time of Purchase.


RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your "free look" period. Your "free look" period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your "free look" period and the amount paid to you upon the return of your policy vary by state.


CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.


TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to the charges and restrictions described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


You may transfer Account Value once a month without a charge. Although we do not currently do so, we may charge up to $25 for each transfer in excess of one per calendar month. We reserve the right to limit the size of transfers, remaining balances and to limit the number and frequency of transfers.


You may make transfers between the Sub-Accounts offered in this policy according to our policies and procedures.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account Transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the underlying Sub-Accounts available in your policy.



WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?



When you request a Sub-Account Transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Policy Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Policy Owners allocate new premium payments to Sub-Accounts, and others request surrenders. Further, when there is a pending death claim on a policy, all money invested in any of the Sub-Accounts is transferred to the Hartford Money Market HLS Fund Sub-Account. Hartford combines all the Policy Owner requests to transfer out of a Sub-Account along with all transfers from that Sub-Account as a result of a surrender or pending death claim and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable life Policy Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell
$1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY -- Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, and limits each Policy Owner to one Sub-Account transfer each day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Policy Value distribution among five different Sub-Accounts and you request to transfer the Policy Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



However, you cannot transfer the same Policy Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.



SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS -- You should not purchase this policy if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford and the underlying Funds attempt to curb frequent transfers in the following ways:



X  Fair Value Pricing



X  20 Transfer Rule



X  Abusive Trading Policy and



X  Third Party Transfer Service Agreements.



FAIR VALUE PRICING -- There are times when the value given to a particular stock held by a mutual fund may not reflect the true value of that stock. This can occur with stocks traded on international stock markets, which (because of time zone differences) close before the New York Stock Exchange closes and open again while the New York Stock Exchange is closed. Some individuals or entities have tried to take advantage of this situation and realize a profit by requesting transfers into a Sub-Account when the price of the underlying Fund does not reflect the real market value of its holdings, and then quickly transferring out of the Sub-Account once the underlying Fund's price reflects the real market value of its holdings. This is commonly called "international arbitrage" and is one type of "market timing."



Some underlying Funds use a procedure called "Fair Value Pricing" to make the Funds unattractive to investors who might want to engage in international arbitrage market timing. Many experts believe that Fair Value Pricing can eliminate the opportunity for international arbitrage market timing.



The following is one example of how Fair Value Pricing works. Each day, at the close of the New York Stock Exchange, the Hartford Money Market HLS Fund determines its price for that day. Then the underlying Fund uses special software as an additional pricing procedure to ensure that the price of the underlying Fund more accurately reflects the true market value of its shares. These adjustments are done according to guidelines set by the Hartford Money Market HLS Fund's Board of Directors. Since the Hartford Money Market HLS Fund has instituted Fair Value Pricing, it has observed a closer fit between its price and the fair market value of the stocks that make up the Hartford Money Market HLS Fund.



Many of the underlying Funds offered through this policy utilize Fair Value Pricing. You should review each underlying Fund's prospectus for more information regarding how the underlying Funds that support your Sub-Accounts price. For a free copy of the underlying Fund prospectuses you can call 1-800-231-5453 or access at www.hartfordinvestor.com.



THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each policy year for each policy by any of the following methods: U.S. Mail, fax or telephone. Once these 20

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests that are made by telephone, fax or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.



We actively monitor Policy Owner's compliance with this policy. After your 20th transfer request, we will not allow you to do another Sub-Account transfer by telephone or fax. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



Each Policy Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.



We may make changes to this policy at any time.



ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account Transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.



Under the Abusive Transfer Policy, Hartford relies on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants Hartford to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, Hartford runs a report that identifies all Policy Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the policies on that list to determine whether transfer activity of each identified policy violates our written Abusive Transfer Policy. We do not reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:



- The dollar amount of the transfer;



- The total assets of the Funds involved in the transfer;



- The number of transfers completed in the current calendar quarter; or



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



In addition we may review large trades and apply our then current written Abusive Transfer procedures. We don't reveal exactly what these procedures are because the individuals or entities which frequently transfer may just adjust their behavior to defeat this procedure. We will tell you though, that we consider some or all of the following factors in our review:



- The dollar amount of the transfer;



- The total assets of the Funds involved in the transfer;



- The number of transfers completed in the current calendar quarter; or



- Whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.



If you meet the criteria established in our Abusive Transfer procedures, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary, at which point your transfer privileges will be reinstated.



THIRD PARTY TRANSFER RESTRICTIONS -- If your initial Premium Payment is
$1 million or more, or if you are acting on behalf of multiple Policy Owners with aggregate Policy Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. Hartford is not currently requiring Policy Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



NO INDIVIDUAL EXCEPTIONS -- Except for the exceptions listed below, Hartford does not make any individual exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.



EXCEPTIONS TO FAIR VALUE PRICING -- We would not be aware of any exceptions to the Fair Value Pricing procedures because they are automatically carried out by each underlying Fund according to the guidelines set forth by that underlying Fund's Board of Directors.



SOME ESTABLISHED EXCEPTIONS -- You should be aware, however, that the 20 Trade Rule and the Abusive Trading Policy do not apply to all Variable Annuity Contract Owners and Policy Owners and do not apply in all circumstances, which we describe here:



- The 20 Trade Rule and the Abusive Trading Policy do not apply to a number of Contract Owners who were part of a group that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit their Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contract Owners was approximately

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

  $115 million dollars out of a total of $XXX invested in Hartford Contracts.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program that rebalances a Contract Owner or Policy Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or Policy Owner or as part of a dollar cost averaging program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing and dollar-cost averaging programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account Transfers that the underlying Funds find problematic.



Other than these exceptions, the only other exception to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS -- In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevents, which we describe here:



- Some Variable Annuity Contract Owners' Sub-Account transfers are combined together with other Contract Owner's transfers by entities that sell and assist in the service of this Contract. This practice of combining individual Contract Owner's Sub-Account transfer instructions and then submitting one bulk Sub-Account transfer request to Hartford is known as "omnibus trading." The entities that engage in "omnibus trading" include firms, banks or other financial service providers, plan sponsors of retirement plans that own this Contract and intermediaries used by firms, banks, financial service providers or plan sponsors. Any one of these entities that sell or assist in the service of this Contract may combine all its requests for purchases or redemptions and send Hartford only one transfer request. Omnibus trading prevents Hartford from being able to detect whether any individual Contract Owner is engaging in frequent trading, which means that there may be Contract Owners who, if they were trading individually, would be violating the 20 Transfer Rule and/or the Abusive Trading Policy, but Hartford has not been able to identify them or apply the policies to them. We are currently working with all these different groups to ensure that Hartford can uniformly apply the 20 Trade Rule to everyone who owns this Contract. However, until that time, there is no assurance that we will be able to detect and deter frequent transfers in this Contract that occurs through Omnibus trading.



- There is also a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



These policies apply only to individuals and entities that own this policy and any subsequent or more recent versions of this policy. However, the underlying Funds that make up the Sub-Accounts of this policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Trade Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Policy Owners of this policy.



HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this policy and may also lower your policy's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position to cover frequent transfers, then it may have to sell securities in order to meet its redemptions that would have liked to keep. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your policy.



Because frequent transfers may raise the costs associated with this policy and lower performance, the effect may be a lower the Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.


We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.

DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

CHANGES TO CONTRACT OR
SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/ or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time.

OPTIONAL SUPPLEMENTAL BENEFITS -- You may add additional benefits to your policy by electing one or more of the riders described below. Each rider involves additional costs that depend on the age, sex, and risk class of the insured, and the level of benefit provided by the rider. Each rider is subject to the restrictions and limitations described in the rider.

ESTATE TAX REPEAL BENEFIT RIDER -- In the news media you may have read that the federal Estate Tax law will expire in 2011 if Congress takes no action before then. Although it seems unlikely that Congress would allow the federal Estate Tax law to expire, if this were to happen it might affect your estate planning and you may no longer want this policy. So this rider allows you to terminate your policy and receive the Account Value without any deduction for Surrender Charges if there is no federal Estate Tax law in effect during 2011. We must receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any outstanding Indebtedness. There is no additional charge for this rider.

WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If you become disabled, you may not be able to work and if your earnings decrease, you may have a difficult time paying your life insurance premiums to keep your policy in force. So under this rider, if the insured becomes totally disabled, we will credit the policy with an amount specified in your policy, for as long as the insured remains totally disabled. This will help keep your policy in force while you may fall behind on your premium payments.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.

TERM INSURANCE RIDER -- You may want additional life insurance coverage by using term life insurance. By selecting the Term Insurance Rider, you can increase your policy's Face Amount at a cost that would be lower than if you purchased the term life insurance through a single policy. Under this rider we will pay the term life insurance benefit when the insured dies. This rider is not covered by your policy's No-Lapse Guarantee.

ACCIDENTAL DEATH BENEFIT RIDER -- You may want additional life insurance coverage in case you die by accident. Under this rider we will pay a specified amount when the insured dies. You choose the level of coverage when you select the rider.

DEDUCTION AMOUNT WAIVER RIDER -- The costs of your policy are deducted each month through the Monthly Deduction Amount. If you become disabled and fall behind on your premium payments, the continued deduction of the Monthly Deduction Amounts without paying the premium could risk your policy to default and terminate. So under the Deduction Amount Waiver Rider, while the insured is totally disabled, we will waive the Monthly Deduction Amount. This will help keep your policy in force if you fall behind on your premium payments. You choose the level of coverage when you select the rider. The charge for this rider will continue to be deducted during total disability until the rider terminates.

COST OF LIVING ADJUSTMENT RIDER -- You may want your life insurance coverage to keep pace with inflation. Under this rider, we will increase your Face Amount without evidence of insurability on every second anniversary of the rider. The Face Amount increases are based on increases in the consumer price index, subject to certain limitations. If you do not accept an increase, this rider is terminated and no future increases will occur. There is no charge for this rider.

CHILD INSURANCE RIDER -- This rider provides term life insurance coverage on the eligible children of the insured under the policy. We will pay the term life insurance death benefit amount you elect under this rider upon receipt of due proof of death of an insured child. To receive a death benefit, an insured child must be more than 16 days old but not yet 25 years old. Requirements to become an insured child are described in the rider. There is a per $1,000 charge for this rider. This rider may not be available in all policies.

NO LAPSE GUARANTEE RIDERS

ENHANCED NO LAPSE GUARANTEE RIDER -- There are circumstances that could cause your policy to terminate or "lapse." So your policy has a built-in "No Lapse Guarantee" that will provide a minimum level of death benefit protection for a limited time after your policy would have otherwise terminated. The built-in No Lapse Guarantee is described in the section of this prospectus entitled "Lapse and Reinstatement." If you elect the Enhanced No Lapse Guarantee Rider, it allows you to lengthen the period of time that the built-in No Lapse Guarantee will remain in effect. This period of time is called the "No Lapse Guarantee Period," which may be extended under the rider as follows:

- If the insured is age 60 or younger you may choose to extend the No Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No Lapse Guarantee Period to age 90.

LIFETIME NO LAPSE GUARANTEE RIDER -- Under this rider, you may extend the No Lapse Guarantee Period for the life of the insured.

See "Lapse and Reinstatement" for a more complete description of the No Lapse Guarantee, the Enhanced No Lapse Guarantee Rider, and the Lifetime No Lapse Guarantee Rider.

POLICY CONTINUATION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. You may elect the benefit under limited circumstances as described in the rider. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. At the time you elect the benefit under the rider, a transaction charge will be deducted from your Account Value. The maximum transaction charge is 7% of the Account Value.

Riders may not be available in all states.


MODIFICATION OF CASH SURRENDER VALUE ENDORSEMENT -- Subject to underwriting approval, you may add an endorsement to your policy at the time of purchase that provides for a waiver of surrender charges for a limited time. If you add the endorsement and you fully surrender your policy within three (3) years after purchase, we will not deduct a surrender charge from your Cash Surrender Value. There is no additional charge for the endorsement. However, if you choose to add this endorsement, the No-Lapse Guarantee of the policy is not offered and is removed from your policy. The No-Lapse Guarantee is a feature that helps prevent your policy from lapsing if you fall behind on your premium payments.


SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. If you select the Second or Third Option, each is irrevocable and you may not fully or partially commute the settlement option for a lump sum. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare periodically (but not less than 2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the Third Option.

The tables for the First, Second and Third Options are based on a net investment rate of 2% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.


BENEFITS AT MATURITY -- The scheduled maturity date is shown in your policy and is the last date on which you may elect to make premium payments. Unless you elect to continue the policy beyond this date, the policy will terminate and any Cash Surrender Value will be paid to you. You must elect any option at least
30 days prior to the Scheduled Maturity Date.


If elected, the policy may continue in force after the scheduled maturity date if (a) the policy was in force on the scheduled maturity date; and (b) the owner of the policy (including any assignee of record) agrees in writing to this continuation.


At the scheduled maturity date, you may elect one of two options. If no Option is elected, the default is Option 1 below.


Under Option 1:

- Policy values will be transferred to the Fixed Account and no further transfers will be allowed;

- The Face Amount will be set equal to the Death Benefit on the maturity date;

- the Death Benefit Option will be changed to Option A (Level Option).

Under Option 2:

- The Face Amount will be set equal to the Death Benefit minus the Account Value on the maturity date;

- the Death Benefit Option will be changed to Option B (Return of Account Value Option) with no evidence of insurability being required;

- the Account Value, if any, will continue to fluctuate with investment performance;

Under both Option 1 and 2:

- any loans will continue to accrue interest and become part of Indebtedness;

- no future Monthly Deduction Amounts will be deducted; and

- no further premium payments will be accepted.

- all additional benefits provided by rider will terminate at the scheduled maturity date; and

- the policy may terminate due to excessive Indebtedness.

Otherwise, the policy will terminate on the scheduled maturity date.

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.


HOW CONTRACTS ARE SOLD



Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.



We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.



Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.



These payments are described in more detail in the Statement of Additional
Information (SAI). You may obtain a copy of the SAI by calling             .


PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 85 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.


Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment has been received, as well as upon a determination that all answers in the application are true and complete. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.


PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market HLS Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market HLS Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.


You may change your premium allocation upon request in writing or by telephone. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium allocation instruction that does not comply with the above rules, the instruction will not be acknowledged or accepted. Any premium payments that accompany an unacceptable instruction, as well as any future premium payments, will be allocated according the most recent accepted instruction on file.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------
credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


Requests for Sub-Account transfers or premium payments received on any Valuation Day after the close of the NYSE, or on a non-Valuation Day, will be invested on the next Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------


DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment has been received, as well as upon a determination that all answers in the application are true and complete. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.


DEATH BENEFIT OPTIONS -- You have four death benefit options available.
Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million.

- OPTION D (DECREASING OPTION) Under this option, the death benefit is the current Face Amount, plus the lesser of:

    - the Account Value on the date we receive due proof of the insured's death; or

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If the insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

    - the Account Value on the date we receive due proof of death of the insured; or

    - the Account Value on the date of you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Account Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------
 Death Benefit Option               Level      Level
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the policy to not more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made. Any unscheduled increase will be subject to additional Monthly Per $1,000 Charges, additional cost of insurance charges and additional surrender charges, all of which are based on the attained age of the insured at the time of the increase. We will send you additional policy specification pages describing these charges.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value as of the date we receive your written request. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.


WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Value on the date we grant a loan. The minimum loan is $500.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will terminate. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                          PORTION OF        INTEREST RATE
 DURING POLICY YEARS     INDEBTEDNESS          CHARGED
-----------------------------------------------------------
        1-10                  All                5%
-----------------------------------------------------------
    11 and later           Preferred            3.25%
                         Non-Preferred          3.50%
-----------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

LAPSE AND REINSTATEMENT


LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:



- The Account Value is not sufficient to cover the Monthly Deduction Amount; or



- The Indebtedness exceeds the Cash Value.



A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy inforce. The premium will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.



Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the No-Lapse Guarantee is available. If the No-Lapse Guarantee is available and we have not received the required premium by the end of the Grace Period, the No-Lapse Guarantee will go into effect. While the No-Lapse Guarantee is in effect, your Death Benefit Option will become Level (Option A), any policy riders will terminate and any future scheduled increases are cancelled.


NO LAPSE GUARANTEE -- The policy will remain in force at the end of the policy Grace Period as long as the No Lapse Guarantee is available. The No Lapse Guarantee is available as long as:

- The policy is issued to an insured age 75 or less;

- The No Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed an amount known as the Cumulative No Lapse Guarantee Premium.

Starting on the effective date of your policy, the length of the No Lapse Guarantee Period is:

- 10 years on policies issued to an insured age 65 or less; or

- to age 75 on policies issued to an insured between the ages of 66 and 69; or

- 5 years on policies issued to an insured between the ages of 70 and 75.

While the No Lapse Guarantee is available, we guarantee your Account Value will never be less than zero and your Death Benefit will be at least equal to the Face Amount. If the insured dies while the No Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No Lapse Guarantee Premium, which will be used in calculating the Cumulative No Lapse Guarantee Premium in subsequent months.


The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.


ENHANCED NO LAPSE GUARANTEE RIDER -- If you select the Enhanced No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period as follows:

- If the insured is age 60 or younger you may choose to extend the No Lapse Guarantee Period to 20 years;

- If the insured is between the ages of 61 and 69 you may choose to extend the No Lapse Guarantee Period to age 80;

- If the insured is between the ages of 70 and 80 you may choose to extend the No Lapse Guarantee to 10 years;

- If the insured is between the ages of 81 and 85 you may choose to extend the No Lapse Guarantee Period to age 90.

With the Enhanced No Lapse Guarantee Rider, the policy will go into default after the 10th policy anniversary if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default after the 10th policy anniversary, and the No Lapse Guarantee remains available under the Enhanced No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

- the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

- any future scheduled increases in the Face Amount will be cancelled; and

- no death benefit option changes will be allowed while the policy remains in default.


The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.


LIFETIME NO LAPSE GUARANTEE RIDER -- If you select the Lifetime No Lapse Guarantee Rider, it lets you extend the No Lapse Guarantee Period to the end of the life of the insured.

With the Lifetime No Lapse Guarantee Rider, the policy will go into default if the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount. If the policy goes into default, and the No Lapse Guarantee remains available under the Lifetime No Lapse Guarantee Rider, the policy will remain in force with the following modifications:

- the death benefit option will be Option A (Level Option);

- all riders other than the Enhanced No Lapse Guarantee Rider and the Child Insurance Rider, if applicable, will terminate;

- any future scheduled increases in the Face Amount will be cancelled; and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

- no death benefit option changes will be allowed while the policy remains in default.


The No-Lapse Guarantee is not available if you elect the Modification of Cash Surrender Value Endorsement.


GRACE PERIOD FOR LIFETIME NO LAPSE GUARANTEE RIDER -- If on any Monthly Activity Date, after the second policy anniversary, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, are less than the Cumulative No Lapse Guarantee Premium on the Monthly Activity Date 24 months prior to the current Monthly Activity Date, a No Lapse Guarantee Grace Period of 61 days will begin. A notice will be mailed at least 30 days prior to termination of the No Lapse Guarantee. It will be mailed both to you and to any assignee of record, at the last known address(es). That notice will warn you that you are in danger of losing the No Lapse Guarantee and will tell you the amount of premium you need to pay to continue the No Lapse Guarantee.

The No Lapse Guarantee will be removed from the policy if the required premium is not paid by the end of the No Lapse Guarantee Grace Period. You will receive a written notification of the change and the No Lapse Guarantee will never again be available or in effect on the policy.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.


If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:



- The Cash Value on the date of policy termination; plus



- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus



- The Monthly Deduction Amounts that were due and unpaid during the Grace
  Period.



If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:



- The Cash Value on the date of policy termination; plus



- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus



- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus



- The Surrender Charge at the time of reinstatement.



The Surrender Charge on any reinstated policy will be based on the duration from the original Policy Date as though the policy had never lapsed.


FINANCIAL STATEMENTS

Financial statements of the Separate Account and Hartford may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

Hartford Life and Annuity Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------
the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2004, the maximum estate tax rate is 48% and the unified credit exemption amount is $1,500,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE
SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes. If the policy owner is considered to be the owner of the assets for tax purposes, the policy owner will be subject to income tax on annual increases in cash value.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, in July 2003, the Internal Revenue Service issued two revenue rulings addressed to investor control. Revenue Ruling 2003-91 generally follows earlier rulings that say that the policy owner should not have the ability to select and control investments. Revenue Ruling 2003-92 concerns specific separate account investments that could cause the policy owner to be treated as the owner of these investments.

Despite the release of these rulings, there continues to be some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In September 2003 the IRS issued final regulations relating to the taxation of split-dollar insurance arrangements. The regulations generally apply to arrangements entered into (or "materially modified") after September 17, 2003. The final regulations define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where (1) one party pays any portion of the premiums and at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and either (i) the employee (or service provider) has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such service provider or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and either (i) the shareholder has any interest in the policy's cash value or (ii) the beneficiary of any death benefit amount is designated by such shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

The final regulations also have rules that generally designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner," and these taxable economic benefits are defined very broadly. Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. The final regulations also require that the parties fully and consistently account for all amounts under either regime, and provide for comparable or collateral rules for donor/ donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity, is or may become involved in various kinds of legal actions, some of which assert claims for substantial amounts. These actions may include, among others, putative state and federal class actions seeking certification of a state or national class. Hartford Life also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Hartford Life's management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition of Hartford Life. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in particular quarterly or annual periods.

In the third quarter of 2003, Hartford Life and its affiliate International Corporate Marketing Group, LLC ("ICMG") settled their intellectual property dispute with Bancorp Services, LLC ("Bancorp"). The dispute concerned, among other things, Bancorp's claims for alleged patent infringement, breach of a confidentiality agreement, and misappropriation of trade secrets related to certain stable value corporate-owned life insurance products. The dispute was the subject of litigation in the United States District Court for the Eastern District of Missouri, in which Bancorp obtained in 2002 a judgment exceeding $134 million against Hartford Life and ICMG after a jury trial on the trade secret and breach of contract claims, and Hartford Life and ICMG obtained summary judgment on the patent infringement claim. Based on the advice of legal counsel following entry of the judgment, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves. Both components of the judgment were appealed.

Under the terms of the settlement, Hartford Life and ICMG will pay a minimum of $70 million and a maximum of $80 million, depending on the outcome of the patent appeal, to resolve all disputes between the parties. The appeal from the trade secret and breach of contract judgment will be dismissed. The settlement resulted in the recording of a $9 million after-tax benefit in the third quarter of 2003, to reflect Hartford Life's portion of the settlement.

On March 16, 2003, a final decision and award was issued in the previously disclosed reinsurance arbitration between Hartford Life and one of their primary reinsurers relating to policies with guaranteed death benefits written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were unchanged and not limited or reduced in any manner. The award was confirmed by the Connecticut Superior Court on May 5, 2003.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of Hartford Life and Annuity Insurance Company for the years ending December 31, 2001 and December 31, 2000 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: The premium required to maintain the No-Lapse guarantee.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: the total amount of charges deducted from the policy on a monthly basis.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading. Values of each Sub-Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US, OUR: Hartford Life and Annuity Insurance Company, sometimes referred to as "Hartford."

YOU, YOUR: the owner of the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN


If you purchased your policy before December 1, 2003, the following provisions of the prospectus are replaced with the following. Prior to this date, the policy was sold under the name of "Stag Variable Life Artisan."

AVAILABLE SUB-ACCOUNTS

The table of Sub-Accounts on page 1 are replaced with the following:

                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
AIM V.I. Mid Cap Core Equity Fund Sub-Account         Series I of the AIM V.I. Mid Cap Core Equity Fund of
                                                      the A I M Variable Insurance Funds
AIM V.I. Premier Equity Fund Sub-Account              Series I of the AIM V.I. Premier Equity Fund of the
                                                      A I M Variable Insurance Funds
American Funds Asset Allocation Fund Sub-Account      Class 2 of the Asset Allocation Fund of American
                                                      Funds Insurance Series
American Funds Blue Chip Income and Growth Fund Sub-  Class 2 of the Blue Chip Income and Growth Fund of
Account                                               American Funds Insurance Series
American Funds Bond Fund Sub-Account                  Class 2 of the Bond Fund of American Funds Insurance
                                                      Series
American Funds Global Growth Fund Sub-Account         Class 2 of the Global Growth Fund of American Funds
                                                      Insurance Series
American Funds Global Small Capitalization Fund       Class 2 of the Global Small Capitalization Fund of
Sub-Account                                           American Funds Insurance Series
American Funds Growth Fund Sub-Account                Class 2 of the Growth Fund of American Funds
                                                      Insurance Series
American Funds Growth-Income Fund Sub-Account         Class 2 of the Growth-Income Fund of American Funds
                                                      Insurance Series
American Funds International Fund Sub-Account         Class 2 of the International Fund of American Funds
                                                      Insurance Series
American Funds New World Fund Sub-Account             Class 2 of the New World Fund of American Funds
                                                      Insurance Series
Franklin Small Cap Value Securities Fund Sub-Account  Class 2 of the Franklin Small Cap Value Securities
                                                      Fund of the Franklin Templeton Variable Insurance
                                                      Products Trust
Hartford Advisers HLS Fund Sub-Account                Class IA of Hartford Advisers HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford Bond HLS Fund Sub-Account                    Class IA of Hartford Bond HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford Capital Appreciation HLS Fund Sub-Account    Class IA of Hartford Capital Appreciation HLS Fund
                                                      of Hartford Series Fund, Inc.
Hartford Dividend and Growth HLS Fund Sub-Account     Class IA of Hartford Dividend and Growth HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Global Advisers HLS Fund Sub-Account         Class IA of Hartford Global Advisers HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Global Leaders HLS Fund Sub-Account          Class IA of Hartford Global Leaders HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Global Technology HLS Fund Sub-Account       Class IA of Hartford Global Technology HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Growth and Income HLS Fund Sub-Account       Class IA of Hartford Growth and Income HLS Fund of
                                                      Hartford Series Fund, Inc.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN


                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Hartford Growth Opportunities HLS Fund Sub-Account    Class IA of Hartford Growth Opportunities HLS Fund
                                                      of Hartford Series Fund II, Inc.
Hartford Index HLS Fund Sub-Account                   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Opportunities HLS Fund         Class IA of Hartford International Opportunities HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford International Small Company HLS Fund         Class IA of Hartford International Small Company HLS
Sub-Account                                           Fund of Hartford Series Fund, Inc.
Hartford MidCap HLS Fund Sub-Account                  Class IA of Hartford MidCap HLS Fund of Hartford
                                                      Series Fund, Inc.
Hartford MidCap Value HLS Fund Sub-Account            Class IA of Hartford MidCap Value HLS Fund of
                                                      Hartford Series Fund II, Inc.
Hartford Money Market HLS Fund Sub-Account            Class IA of Hartford Money Market HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Mortgage Securities HLS Fund Sub-Account     Class IA of Hartford Mortgage Securities HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Small Company HLS Fund Sub-Account           Class IA of Hartford Small Company HLS Fund of
                                                      Hartford Series Fund, Inc.
Hartford Stock HLS Fund Sub-Account                   Class IA shares of Hartford Stock HLS Fund of
                                                      Hartford HLS Series Fund, Inc.
Hartford Value Opportunities HLS Fund Sub-Account     Class IA shares of Hartford Value Opportunities HLS
                                                      Fund of Hartford Series Fund II, Inc.
MFS New Discovery Series Sub-Account                  Initial Class of the MFS-Registered Trademark- New
                                                      Discovery Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
MFS Total Return Series Sub-Account                   Initial Class of the MFS-Registered Trademark- Total
                                                      Return Series of the MFS-Registered Trademark-
                                                      Variable Insurance Trust-SM-
Mutual Shares Securities Fund Sub-Account             Class 2 of the Mutual Shares Securities Fund of the
                                                      Franklin Templeton Variable Insurance Products Trust
Putnam VT Capital Opportunities Sub-Account           Class IB of Putnam VT Capital Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT Equity Income Sub-Account                   Class IB of Putnam VT Equity Income Fund of Putnam
                                                      Variable Trust
Putnam VT Diversified Income Fund Sub-Account         Class IA of Putnam VT Diversified Income Fund of
                                                      Putnam Variable Trust
Putnam VT The George Putnam Fund of Boston            Class IA of Putnam VT The George Putnam Fund of
Sub-Account                                           Boston of Putnam Variable Trust
Putnam VT Global Asset Allocation Fund Sub-Account    Class IA of Putnam VT Global Asset Allocation Fund
                                                      of Putnam Variable Trust
Putnam VT Global Equity Sub-Account                   Class IA of Putnam VT Global Equity Fund of Putnam
                                                      Variable Trust
Putnam VT Growth and Income Sub-Account               Class IA of Putnam VT Growth and Income Fund of
                                                      Putnam Variable Trust

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN


                    SUB-ACCOUNT                                       PURCHASES SHARES OF:
Putnam VT Health Sciences Fund Sub-Account            Class IA of Putnam VT Health Sciences Fund of Putnam
                                                      Variable Trust
Putnam VT High Yield Sub-Account                      Class IA of Putnam VT High Yield Fund of Putnam
                                                      Variable Trust
Putnam VT Income Sub-Account                          Class IA of Putnam VT Income Fund of Putnam Variable
                                                      Trust
Putnam VT International Equity Sub-Account            Class IA of Putnam VT International Equity Fund of
                                                      Putnam Variable Trust
Putnam VT International Growth and Income Fund Sub-   Class IA of Putnam VT International Growth Fund of
Account                                               Putnam Variable Trust
Putnam VT International New Opportunities Fund Sub-   Class IA of Putnam VT International New
Account                                               Opportunities Fund of Putnam Variable Trust
Putnam VT Investors Fund Sub-Account                  Class IA of Putnam VT Investors Fund of Putnam
                                                      Variable Trust
Putnam VT Money Market Fund Sub-Account               Class IA of Putnam VT Money Market Fund of Putnam
                                                      Variable Trust
Putnam VT New Opportunities Sub-Account               Class IA of Putnam VT New Opportunities Fund of
                                                      Putnam Variable Trust
Putnam VT New Value Fund Sub-Account                  Class IA of Putnam VT New Value Fund of Putnam
                                                      Variable Trust
Putnam VT OTC & Emerging Growth Fund Sub-Account      Class IA of Putnam VT OTC & Emerging Growth Fund of
                                                      Putnam Variable Trust
Putnam VT Utilities Growth and Income Fund            Class IA of Putnam VT Utilities Growth and Income
Sub-Account                                           Fund of Putnam Variable Trust
Putnam VT Vista Fund Sub-Account                      Class IA of Putnam VT Vista Fund of Putnam Variable
                                                      Trust
Putnam VT Voyager Sub-Account                         Class IA of Putnam VT Voyager Fund of Putnam
                                                      Variable Trust
Fidelity VIP Asset Manager Portfolio Sub-Account      Initial Class of Fidelity VIP Asset Manager
                                                      Portfolio
Fidelity VIP Equity-Income Portfolio Sub-Account      Initial Class of Fidelity VIP Equity-Income
                                                      Portfolio
Fidelity VIP Overseas Portfolio Sub-Account           Initial Class of Fidelity VIP Overseas Portfolio

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

SUMMARY OF BENEFITS AND RISKS

The following is added to the Summary of Benefits and Risks:

If your policy was issued before December 1, 2003:

- Death Benefit Option D (Decreasing Option) is not available;

- You may invest in up to 9 different investment choices within your policy, from a choice of 41 investment options and a Fixed Account;


- Withdrawals may be subject to a surrender charge.


FEE TABLES
--------------------------------------------------------------------------------

The Fee Tables are replaced with the following:
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Front-end sales load             When you pay premium.                 MAXIMUM CHARGE
                                                                       2.0% of premium.
Tax Charge on Premium Payments   When you pay premium.                 A percent of premium which varies
                                                                       by your state and municipality of
                                                                       residence. The range of premium tax
                                                                       charge is generally between 0% and
                                                                       4%. This rate will change if your
                                                                       state or municipality changes its
                                                                       premium tax charges. It may change
                                                                       if you change your state or
                                                                       municipality of residence.
Federal Tax Charge               When you pay premium.                 1.25% of premium.
Administrative Expense           If you surrender your policy during   MINIMUM CHARGE
Surrender Charge (1)             the first 15 years.                   $3.00 per $1,000 of initial Face
                                 If you decrease the face amount       Amount for a 1 year-old female.
                                 below the initial face amount         MAXIMUM CHARGE
                                 during the first 15 years.            $5.00 per $1,000 of initial Face
                                 If the policy lapses during the       Amount for an 85-year-old.
                                 first 15 policy years.                CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $5.00 per $1,000 of initial Face
                                                                       Amount for a 50-year-old.
Sales Surrender Charge (1)       If you surrender your policy during   MINIMUM CHARGE
                                 the first 15 years.                   $1.08 per $1,000 of initial Face
                                 If you decrease the face amount       Amount of the net amount at risk
                                 below the initial face amount         for a 1 year-old.
                                 during the first 15 years.            MAXIMUM CHARGE
                                 If the policy lapses during the       $31.92 per $1,000 of initial Face
                                 first 15 policy years.                Amount of the net amount at risk
                                                                       for an 85-year-old.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $9.00 per $1,000 of initial Face
                                                                       Amount of the net amount at risk
                                                                       for a 50-year-old.
Transfer Fees                    When you make a transfer after the    $25 per transfer.*
                                 first transfer in any month.
Withdrawal Charge                When you take a withdrawal.           $10 per withdrawal.*


*   Not currently being deducted.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES



            CHARGE                   WHEN THE CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
Cost of Insurance Charges (1)    Monthly.                              MINIMUM CHARGE
                                                                       $0.03 per $1,000 of the net amount
                                                                       at risk for a 7 year-old female
                                                                       non-smoker.
                                                                       MAXIMUM CHARGE
                                                                       $14.95 per $1,000 of the net amount
                                                                       at risk for an 85-year-old male
                                                                       smoker.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.83 per $1,000 of the net amount
                                                                       at risk for a 50-year-old male
                                                                       smoker.
Mortality and Expense Risk       Monthly.                              0.80% of Account Value per year.
Charge (2)
Administrative Charge (3)        Monthly.                              $25 per year.
Maturity Date Extension Rider    Monthly.                              No Charge.
Loan Interest                    Monthly if you have taken a loan on   6%
                                 your policy.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

(2) The maximum mortality and expense risk charge for policy years 1-10 is equal to 0.80% per year. For policy years 11 and later it is equal to 0.50% per year.

(3) The maximum administrative charge is $25 in the first policy year, $10 in policy years 2-10, and $7.50 in policy years 11 and later.

            CHARGE                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
Yearly Renewable Term Life       Monthly.                              MINIMUM CHARGE
Insurance Rider (1)                                                    $0.03 per $1,000 of the Face Amount
                                                                       for a 7-year-old female non-smoker.
                                                                       MAXIMUM CHARGE
                                                                       $14.95 per $1,000 of the Face
                                                                       Amount for an 85-year-old male
                                                                       smoker.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.83 per $1,000 of the Face Amount
                                                                       for a 50-year-old male smoker.
Deduction Amount Waiver          Monthly.                              MINIMUM CHARGE
Rider (1)                                                              6.9% of the monthly deduction
                                                                       amount for a 20-year-old male
                                                                       preferred non-smoker in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       33.3% of the monthly deduction
                                                                       amount for a 55-year-old female in
                                                                       the first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       12.6% of the monthly deduction
                                                                       amount for a 50-year old male
                                                                       preferred non-smoker in the first
                                                                       year
Waiver of Specified Amount       Monthly.                              MINIMUM CHARGE
Disability Benefit Rider (1)                                           $0.04 per $1 of specified amount
                                                                       for a 20-year-old male in the first
                                                                       year.
                                                                       MAXIMUM CHARGE
                                                                       $0.20 per $1 of specified amount
                                                                       for a 64-year-old female in the
                                                                       first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.09 per $1 of specified amount
                                                                       for a 50-year-old male in the first
                                                                       year.
Accidental Death Benefit         Monthly.                              MINIMUM CHARGE
Rider (1)                                                              $0.083 per $1,000 of the net amount
                                                                       at risk for a 10-year-old in the
                                                                       first year.
                                                                       MAXIMUM CHARGE
                                                                       $0.18 per $1,000 of the net amount
                                                                       at risk for a 60-year-old in the
                                                                       first year.
                                                                       CHARGE FOR A REPRESENTATIVE INSURED
                                                                       $0.128 per $1,000 of the net amount
                                                                       at risk for a 50-year-old in the
                                                                       first year.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial adviser for a personalized illustration.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN


The table below shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           0.44%      2.21%
---------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

THE FUNDS

The section describing the investment goals and the investment advisers for each of the Funds is replaced as follows:

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN SMALL CAP VALUE SECURITIES FUND -- Seeks long-term total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small-cap) companies. For this Fund, small-cap companies are those companies with market capitalization values (share price multiplied by the number of common stock shares outstanding) not exceeding $2.5 billion, at the time of purchase.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

HARTFORD MIDCAP HLS FUND* -- Seeks long-term growth of capital. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

PUTNAM VT CAPITAL OPPORTUNITIES FUND -- Seeks long-term growth of capital. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund pursues its goal by investing in bonds from multiple sectors, including the U.S. and investment-grade sector, the high yield sector and the international sector.

PUTNAM VT EQUITY INCOME FUND -- Seeks current income. Capital growth is a secondary objective when consistent with seeking current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for current income and may also offer the potential for capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks and other equity investments that offer potential for current income.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks with a greater focus on value stocks.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation of capital. The fund pursues its goal by investing in a wide variety of equity and fixed-income securities both of U.S. and foreign issuers.

PUTNAM VT GLOBAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies worldwide that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity investments.

PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both.

PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies in the health sciences industries, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied research and development and medical equipment and supplies industries, or (b) companies Putnam Management thinks have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences industries.

PUTNAM VT HIGH YIELD FUND -- Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund pursues its goal by investing mainly in bonds that (a) are obligations of U.S. companies, (b) are below investment-grade in quality (junk bonds) and (c) have intermediate to long-term maturities (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment grade.

PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent

* Hartford MidCap HLS Fund Sub-Account is closed to all premium payments and transfers of Account Value for all policies with a policy effective date of November 1, 2003 and after. Your policy effective date is shown on page 3 of your policy. The Fund will remain available for investment for policies with a policy effective date of October 31, 2003 and before.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

risk. The fund pursues its goal by investing mainly in bonds that (a) are obligations of companies and governments worldwide denominated in U.S. dollars,
(b) are either investment-grade or below investment-grade (junk bonds) and
(c) have intermediate to long-term maturities (three years or longer).

PUTNAM VT INTERNATIONAL EQUITY FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth. Current income is a secondary objective. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on value stocks that offer the potential for income.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States, with a focus on growth stocks.

PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth. The fund pursues its goal by investing mainly in common stocks of U.S. companies that Putnam Management believes have favorable investment potential.

PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund pursues its goal by investing mainly in instruments that are high quality and have short-term maturity.

PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential.

PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks.

PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of its net assets in common stocks traded in the over-the-counter ("OTC") market and common stocks of "emerging growth" companies listed on securities exchanges.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income. The fund pursues its goal by investing mainly in a combination of U.S. stocks and bonds of companies in the utilities industries that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of its net assets in equity and debt investments of companies in the utilities industries.

PUTNAM VT VISTA FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT VOYAGER FUND -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

FIDELITY VIP ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index.

FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital.

INVESTMENT ADVISORS -- The AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this policy. The investment manager of the Franklin Small Cap Value Securities Fund is Franklin Advisory Services, LLC (Advisory Services) located at One Parker Plaza, Fort Lee, New Jersey 07024. The investment manager of Mutual

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

Shares Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford MidCap Value HLS Fund and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

MFS-Registered Trademark- New Discovery Series and MFS-Registered Trademark-Total Return Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

The Putnam Sub-Accounts purchase shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). Putnam Investment Management, LLC. ("Putnam Management") serves as the investment manager for the Funds. Putnam Management is ultimately controlled by Marsh & McLennan
Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Fidelity Management & Research Company ("FMR") is the investment adviser for the Fidelity VIP Funds.

RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

THE FIXED ACCOUNT

Under the section entitled "The Fixed Account," the second paragraph is replaced with the following:

The Fixed Account credits at least 4.0% per year. We are not obligated to, but may, credit more than 4.0% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4.0%.

The Fixed Account may not be available in all states.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

The section entitled "Charges and Deductions" is replaced as follows:

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 2.0% in policy years 1 through 10. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.

PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%. We also deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the policy's deferred acquisition costs under Section 848 of the Code. We have determined that such federal tax charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums. We must factor in the federal tax charge when computing the maximum sales load.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the charge for the cost of insurance;

- the monthly administrative charge;

- the mortality and expense risk charge;

- the charges for additional benefits provided by rider, if any.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:

- the cost of insurance rate per $1,000;

- multiplied by -- the amount at risk; divided by

- $1,000

On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $25 per month in policy year 1, $10 per month in policy year 2 through 10, and $5 per month thereafter, not to exceed $7.50 per month in policy years 11 and later. The sum of the monthly administrative charge and the administrative expense surrender charge will not exceed our costs for providing administrative services for the policy.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

The current and maximum mortality and expense risk rate for policy years 1 through 10 is 0.80% per year (.067% per month). Thereafter, the current rate is 0.25% per year (.021% per month), with a maximum mortality and expense risk rate of 0.50% per year (.042% per month).

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."

SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if you surrender your policy, if you decrease your Face Amount below the initial Face Amount, or if your policy lapses. The surrender charge will apply during the first 15 policy years. It consists of (1) an administrative expense surrender charge and (2) a sales surrender charge.

ADMINISTRATIVE EXPENSE SURRENDER CHARGE -- The administrative expense surrender charge covers the administrative expenses associated with underwriting and issuing a policy, including the costs of processing policy applications, conducting medical examinations, determining insurability and the insured's

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

underwriting class, and establishing policy records. The administrative expense surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual administrative expense surrender charge that applies to your issue age.

The following table represents the administrative expense surrender charge for an insured age 45 on the date of issue. The amount of the administrative expense surrender charge remains level for five policy years. After the fifth policy anniversary, such charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

                AMOUNT PER                      AMOUNT PER
             $1,000 OF INITIAL               $1,000 OF INITIAL
POLICY YEAR     FACE AMOUNT     POLICY YEAR     FACE AMOUNT
--------------------------------------------------------------
     1             $5.00             9             $3.18
--------------------------------------------------------------
     2             $5.00            10             $2.73
--------------------------------------------------------------
     3             $5.00            11             $2.27
--------------------------------------------------------------
     4             $5.00            12             $1.82
--------------------------------------------------------------
     5             $5.00            13             $1.36
--------------------------------------------------------------
     6             $4.55            14             $0.91
--------------------------------------------------------------
     7             $4.09            15             $0.45
--------------------------------------------------------------
     8             $3.64            16             $0.00
--------------------------------------------------------------

The sum of the administrative expense surrender charge and the monthly administrative charge will not exceed our costs in providing administrative services. We do not expect to profit from the administrative expense surrender charge.

SALES SURRENDER CHARGE -- The sales surrender charge covers expenses relating to the sale and distribution of the policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities. The sales surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual sales surrender charge that applies to your issue age.

The following table represents the sales surrender charge for an insured age 45 on the date of issue. The amount of such charge remains level for five policy years. After the fifth policy anniversary, the sales surrender charge decreases uniformly each month until the end of policy year 15, at which time it is zero.

                AMOUNT PER                      AMOUNT PER
             $1,000 OF INITIAL               $1,000 OF INITIAL
POLICY YEAR     FACE AMOUNT     POLICY YEAR     FACE AMOUNT
--------------------------------------------------------------
     1             $7.00             9             $4.45
--------------------------------------------------------------
     2             $7.00            10             $3.82
--------------------------------------------------------------
     3             $7.00            11             $3.18
--------------------------------------------------------------
     4             $7.00            12             $2.55
--------------------------------------------------------------
     5             $7.00            13             $1.91
--------------------------------------------------------------
     6             $6.36            14             $1.27
--------------------------------------------------------------
     7             $5.73            15             $0.64
--------------------------------------------------------------
     8             $5.09            16             $0.00
--------------------------------------------------------------

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

SUPPLEMENTAL BENEFITS, SETTLEMENT OPTIONS, AND BENEFITS AT MATURITY

The sections entitled "Supplemental Benefits," "Settlement Options," and "Benefits at Maturity" are replaced as follows:

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider.

- MATURITY DATE EXTENSION RIDER -- We will extend the maturity date to the date of the death of the insured, regardless of the age of the insured, subject to certain death benefit and premium restrictions.

- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER -- While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.

- DEDUCTION AMOUNT WAIVER RIDER -- We will waive the Monthly Deduction Amount in the event of total disability prior to the insured reaching age 65 and continuing for at least six months. If the Deduction Amount Waiver Rider is added to your policy, the Monthly Deduction Amounts will be increased to include the charges for the rider.

- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER -- If the insured becomes totally disabled, we will credit the policy with a premium equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

- ACCIDENTAL DEATH BENEFIT RIDER -- We will increase the amount paid upon the death of the insured if the death results from an accident.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3.5% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

- LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.

- LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.

The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

Other arrangements for income payments may be agreed upon.


BENEFITS AT MATURITY -- If the insured is living on the maturity date, we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy. Unless the Maturity Date Extension Rider was chosen subject to its conditions.


DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

Under the sub-section entitled "Death Benefit Options", the following sentence is added:


If your policy was issued before December 1, 2003, Death Benefit Option D (Decreasing Option) is not available.


After the sub-section entitled "Option Change," the following sub-section is added:

DEATH BENEFIT GUARANTEE -- The death benefit guarantee will keep your policy in force, regardless of the investment performance of the Sub-Accounts, provided the following conditions are met:

- The policy is in the first 10 policy years (except in certain states where a period less than 10 years may apply); and

- On each Monthly Activity Date during the first 10 policy years the cumulative premium paid into the policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.

If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is the aggregate of:

- the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; and

- the current monthly Death Benefit Guarantee Premium shown on the policy's specifications page.

The monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the death benefit guarantee period. We will send you a schedule showing the new monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.

While the death benefit guarantee is available, the death benefit will be the Face Amount, regardless of the selected death benefit option.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

After the sub-section entitled "Unscheduled Increases and Decreases in Face Amount," the following sub-section is added:

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that allowed by our minimum rules then in effect. If you ask to decrease your Face Amount below the initial Face Amount, a Surrender Charge may be assessed, equal to:

- the Surrender Charge applicable to the current policy year; multiplied by

- the percentage described below.

The percentage used to determine the Surrender Charge will be calculated by:

- subtracting the requested Face Amount from the lowest Face Amount prior to the request; and

- dividing that difference by the lowest Face Amount prior to the request.

The Surrender Charge assessed will be deducted from your Account Value on the Monthly Activity Date effective for the decrease.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

Under the section entitled "Making Withdrawals From Your Policy," under the sub-section entitled "Withdrawals," the following paragraph is added:

Additionally, a Surrender Charge, equal to the proportion of the current Surrender Charge represented by the amount of the withdrawal to the Account Value immediately prior to such withdrawal, will be deducted from the Account Value. Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge.

LOANS
--------------------------------------------------------------------------------

Under the section entitled "Loans," the following paragraph is added:

If your policy was issued before December 1, 2003, any amounts in the Loan Account will be credited with interest at an annual rate of 4%. The amount of the Loan Account that equals a Preferred Loan will be credited with interest at a rate of 4%.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

The section entitled "Lapse and Reinstatement" is replaced with the following:


LAPSE AND GRACE PERIOD -- Your Policy will be in default on any Monthly Activity Date on which either:



- The Account Value is not sufficient to cover the Monthly Deduction Amount; or



- The Indebtedness exceeds the Cash Value.



A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premiums that will be required to continue the policy inforce. The premium required will be no greater than an amount that results in a Cash Surrender Value equal to three Monthly Deduction Amounts as of the date your Policy goes into default. If the insured dies during the Grace Period, we will pay the death proceeds.



Your policy will terminate if we do not receive the required premium by the end of the Grace Period, unless the Death Benefit Guarantee is available. If the Death Benefit Guarantee is available and we have not received the required premium by the end of the Grace Period, your Death Benefit Guarantee will go into effect. While the Death Benefit Guarantee is in effect, the Death Benefit of your policy will be reduced to the current Face Amount and all policy riders will be terminated.


DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the death benefit guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the death benefit guarantee period in effect.

If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the death benefit guarantee will be deemed to be in default as of that Monthly Activity Date and the Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the death benefit guarantee.

The death benefit guarantee will be removed from the policy at the end of the Grace Period if we have not received the amount of premium required to continue such guarantee.

REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------


APPENDIX -- POLICIES ISSUED BEFORE DECEMBER 1, 2003 AS STAG VARIABLE LIFE
ARTISAN

policy has not been surrendered for cash, and provided further that:

- You request reinstatement in writing within five years after termination;

- You submit satisfactory evidence of insurability to us;

- Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and

- You pay a premium sufficient to cover (a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.


If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:



- The Cash Value on the date of policy termination; plus



- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus



- The Monthly Deduction Amounts that were due and unpaid during the Grace
  Period.



If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:



- The Cash Value on the date of policy termination; plus



- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus



- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus



- The Surrender Charge at the time of reinstatement.



The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

  811-07329

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
STAG ACCUMULATOR II VARIABLE UNIVERSAL LIFE
STAG VARIABLE LIFE ARTISAN
SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                              PAGE
                                                              ----
GENERAL INFORMATION AND HISTORY                                 3
----------------------------------------------------------------------
SERVICES                                                        3
----------------------------------------------------------------------
EXPERTS                                                         3
----------------------------------------------------------------------
DISTRIBUTION OF THE POLICIES                                    3
----------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT CHARGES                            5
----------------------------------------------------------------------
PERFORMANCE DATA                                                6
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                           SA-1
----------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on June 8, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2003 and 2002, and the related statutory basis statements of income, changes in stockholders' equity and cash flows for each of the two years in the period ended December 31, 2003 have been audited by independent auditors, as stated in their report dated March 26, 2004 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL I (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended
December 31, 2003 have been audited by independent auditors, as stated in their report dated February 25, 2004, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



The statutory basis statement of income, changes in stockholders' equity and cash flows of Hartford Life and Annuity Insurance Company for the year ended December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory basis financial statements of Hartford Life and Annuity Insurance Company which states that the statutory basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.



DISTRIBUTION OF THE POLICIES

--------------------------------------------------------------------------------


Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").



Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to
HESCO in its role as Principal Underwriter has been: 2004 $            2003:
$36,950,720.77; and 2002: $42,906,757. HESCO retained $      , $      and
$      respectively.



HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

other registered broker-dealers who have entered into sales agreements with HESCO.



Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully below.



We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 70% of the premium paid up to the target premium. The maximum commission that we pay to for premium paid up to the target premium in the First Policy Year is 100%. During the first Policy Year the most common commission we pay for premium in excess of the target premium is 3%. The maximum commission that we pay for premium paid in excess of the target premium is 6.78%. In Policy Years 2 and later, the most common commission we pay is 2% of premiums paid on the target premium. The maximum is 5%.



Your Sales Representative typically receives a portion of the compensation that is payable to his or her Financial Intermediary in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.



In addition to the commissions described above in this SAI, we and/or an affiliate pay to Financial Intermediaries significant additional cash compensation ("Additional Payments") from our own assets in connection with the promotion and solicitation of application for the policies by some, but not all, Financial Intermediaries. These Additional Payments include override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the Financial Intermediary's expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Such Additional Payments may give Hartford greater access to Sales Representatives of the Financial Intermediaries that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your Sales Representative may serve you better, this additional compensation also may afford Hartford a "preferred" status at the recipient Financial Intermediary and provide some other marketing benefit such as website placement, access to Sales Representative lists, extra marketing assistance, or other heightened visibility and access to the Financial Intermediary's sales force that may otherwise influence the way that the Financial Intermediary and the Sales Representative market the policies.



Subject to applicable state law and NASD rules, Hartford, HESCO and its affiliates may contribute amounts to various non-cash and cash incentive arrangements to promote the sale of the policies, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and educational information and related support materials including hardware and/or software. Hartford and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their Sales Representatives and guests in connection with education, sales and promotional programs, subject to applicable state laws and NASD rules.



As of December 31, 2004, HESCO has entered into arrangements to make Additional Payments to a number of Financial Intermediaries. The major agreements, by dollar volume, are with the following Financial Intermediaries: A. G. Edwards & Sons, Inc., Advest, Inc., Banc of America Investors, Bull & Bear Market Brokerage Services, Centaurus Financial, Inc., Charter One Securities, Inc., Chase Investment Services, Inc., Citicorp Investment Services, Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, CUNA Brokerage Service, DA Davidson, Edward D. Jones & Co., L.P., Fahnestock, Ferris Baker Watts, Fifth Third Securities, Inc., First Global Capital Corporation, FSC Securities Corporation, Geneos Wealth Management, HD Vest Investment Services, IFMG Securities, Inc., Invest Financial Corporation, Investacorp, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons, Inc., Janney Montgomery Scott, LLC, Legend Equities Corp., Legg Mason, Lincoln Financial Advisors, Linsco/Private Ledger Corp., M&T Securities, Inc., McDonald Investments, Merrill Lynch Pierce Fenner & Smith, MICG Investments Management, Money Concepts Capital, MONY Securities Corp., Morgan Keegan & Company, Inc., Morgan
Stanley, Inc., Natcity Insurance Services, National Planning Group, NEXT Financial Group, Inc., Olgive Security Advisors Corp., Parker/Hunter, People's Security, Inc., Piper Jaffray & Co., Polaris Financial Services, Primevest Financial Services, Prudential Insurance Company, Raymond James & Associates, Raymond James Financial Services, RBC Dain Rauscher, Inc., Robert W. Baird, & Co., Rogan and Associates, Royal Alliance Associates, Scott & Stringfellow, Securities America, Inc., Stanford Group, Stifel, Nicolaus & Company, Incorporated, SunAmerica Securities, Triad Advisors, Inc., UBS Financial Services Inc., Unionbanc Investment Services, Uvest Financial Services Group, Wachovia Securities, LLC, Wall Street Financial, Walnut Street Securities, Wedbush Morgan Securities, Wells Fargo, William Blair & Co., WM Financial Services, Inc., and Woodbury Financial Services, Inc. Woodbury Financial Services, Inc. is an indirect wholly-owned subsidiary of The Hartford.



Hartford, HESCO or its affiliates pay to some Financial Intermediaries, including an affiliated broker-dealer, Additional Payments of up to [30]% of premium paid up to the target

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

premium in the First Policy Year. For the fiscal year ended October 1, 2004,
HESCO or its affiliates paid approximately $            in total Additional
Payments to Financial Intermediaries.



All of the Additional Payments described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products. These Additional Payments may, in some cases, act as a financial incentive for a Financial Intermediary or your Selling Representative to recommend the purchase of one policy over another policy or to recommend this policy over other investment options. Please consult your Financial Intermediary or your Selling Representative for more information.



These Additional Payments, which may vary for different Financial
Intermediaries, will be made by HESCO, Hartford and its affiliates out of their assets and are not direct deductions from the policy values.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

      (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)     Not Applicable.

      (c)     Principal Underwriting Agreement.(2)

      (d)     Form of Flexible Premium Variable Life Insurance Policy.

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

      (f)     Certificate of Incorporation of Hartford and Bylaws of
              Hartford.(3)

      (g)     Contracts of Reinsurance.(4)

      (h)     Form of Participation Agreement.(4)

      (i)     Not Applicable.

      (j)     Not Applicable.

      (k) Opinion and consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

      (l)     Not Applicable.

      (m)     Not Applicable.

      (n)     To be filed by Amendment.

      (o)     Financial statemetns to be filed by Amendment.

      (p)     Not Applicable.

      (q)     Memorandum describing transfer and redemption procedures.(2)

      (r)     Copy of Power of Attorney.

--------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, on July 2, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-07471, on April 14, 1999.

Item 27.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------
*    Denotes Board of Directors of Hartford.

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, File No. 333-50280, filed on April 5, 2005.

Item 29: Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

        Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate
                Account
              Hartford Life Insurance Company - ICMG Registered Variable Life
                Separate Account A
              Hartford Life and Annuity Insurance Company - Separate
                Account VL I
              Hartford Life and Annuity Insurance Company - Separate
                Account VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
                  NAME                                 WITH UNDERWRITER
                  ----                               ---------------------
              David A. Carlson                 Senior Vice President & Deputy Chief
                                               Financial Officer
              Richard G. Costello              Vice President and Secretary
              Timothy M. Fitch                 Senior Vice President & Actuary
              George R. Jay                    Chief Broker-Dealer Compliance Officer
              Michael L. Kalen                 Executive Vice President, Director
              Joseph F. Mahoney                Vice President
              Thomas M. Marra                  President and Chief Executive Officer,
                                               Director
              John C. Walters                  Executive Vice President
              Neal S. Wolin                    Executive Vice President and General Counsel

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 31. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 32. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 33. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of Feburary, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
    (Registrant)

By: Thomas M. Marra                             *By: /s/ Christopher M. Grinnell
    -------------------------------------------      ---------------------------
    Thomas M. Marra, President, Chief Executive         Christopher M. Grinnell
    Officer and Chairman of the Board*                  Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

By: Thomas M. Marra
    -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
    Chief Accounting Officer*
John C. Walters, Executive Vice President,      *By: /s/ Christopher M. Grinnell
    Director*                                        ---------------------------
Lizabeth H. Zlatkus, Executive Vice President and        Christopher M. Grinnell
    Chief Financial Officer, Director*
     Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
    Chief Investment Officer, Director*           Date: February 15, 2005


333-07471

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

1.3  Copy of Power of Attorney.